Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Consolidated Net Loss	$ (3,984,137)	$ (6,255,865)	$ (8,451,729)	$ (9,769,139)
Adjustments to reconcile net loss to net cash used in operating activities
Shares issued (cancelled) relating to services, net	74,016	601,464	638,164	516,562
Expense incurred in relation to stock options Shares issued to employees, directors and consultants	40,000	0	2,222,257	2,913,068
Issuance of stock for position in vivicells international	0	46,665	46,667	0
Amortization of loan discount	887,321	373,915	887,834	1,943,805
Amortization of deferred financing costs	0	0	0	648,767
Depreciation and amortization	578,812	435,235	587,778	590,757
Stock Option Expense	185,098	1,707,114	0	0
Change in value of derivative liability	(339,174)	(25,974)	(223,593)	987,601
Shares issued as payment of interest on convertible notes	46,250	0	0	0
Bad Debt	3,067	0	62,954	25,000
Start-up costs for Stellacure	0	820,471	820,471	0
Foreign currency translation	(17,440)	(41,457)	(551)	0
DWAC Settlement liabilities	885,441	0	0	0
Net Change in operating assets and liabilities	(188,756)	(599,583)	(658,998)	256,954
Payment for Acquisition of Biocordcell	0	0	(315,000)	0
Net cash used in operating activities	(1,829,502)	(3,253,018)	(4,383,746)	(1,886,625)
Cash Flows from Investing Activities
Payments for Purchase of property and equipment	(203,370)	(137,538)	(175,986)	(399,138)
Loans receivable issued to China Stem Cell	(250,000)	0	(125,000)	0
Loan receivable to ViviCells International, Inc.	0	(200,000)	(300,000)	0
Loan Receivable issued to VidaPlus	(322,349)	0	0	0
Cash acquired during acquisition of Biocordcell	0	134,695	134,643	0
Net cash used in investing activities	(775,719)	(202,843)	(466,343)	(399,138)
Cash Flows from Financing Activities
Proceeds of common shares for cash	512,000	200,000	450,000	1,520,462
Proceeds from the issuance of notes payable	1,981,507	2,805,000	4,160,000	1,786,025
Payments on notes payable	0	(29,229)	(100,000)	(200,441)
Payments on advances from shareholders	0	0	(29,229)	(84,036)
Payments on capital lease obligations	0	0	0	(2,589)
Bank overdraft	0	0	0	(17,083)
Net cash provided by financing activities	2,493,507	2,975,771	4,480,771	3,002,338
Net Decrease in cash	(111,714)	(480,090)	(369,318)	716,576
Cash balance at beginning of period	347,258	716,576	716,576
Cash balance at end of period	235,544	236,486	347,258	716,576
Supplemental disclosures:
Cash paid for interest	0	0	120,445	132,804
Cash paid for income taxes	0	0	0	0
Supplemental disclosures of non-cash investing and financing activities:
Acquisition of Neocells customer contracts as repayment on more receivable through foreclosure	320,416	0	0	0
Debt repaid through issuance of common stock	1,979,851	2,086,391	3,703,062	10,699,016
Issuance of debt for cancellation of warrants and put option	$ 0	$ 0	$ 1,590,400	$ 0